Advances from Customers (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Senior Care Services [Member]
Advances from Customers (Details) [Line Items]
Advances from customers	$ 1,165,184	$ 1,805,609
Housekeeping Services [Member]
Advances from Customers (Details) [Line Items]
Advances from customers	$ 367,440	$ 317,931